Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Obligations under borrowing arrangements	$ 114,871	$ 94,198	$ 77,817
Less: Current portion of long-term debt and other current borrowings	58,217	54,925	29,720
Long-term debt	$ 56,654	$ 39,273	$ 48,097